Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, net
Schedule of Inventories, net

	As of December 31,
	2021	2022

	(RMB in millions)
Products	77,422	80,966
Packing materials and others	478	1,098

Inventories	77,900	82,064
Inventory valuation allowance	(2,299)	(4,115)

Inventories, net	75,601	77,949